SCHEDULE OF OTHER ASSETS (Details) - JPY (¥) ¥ in Thousands	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Long-term investments	¥ 270,000
Investment securities	39,084	39,084
Investments in capital	22,070	20,850
Others	17,594	13,918
Total	¥ 348,748	¥ 73,852	¥ 65,698